Investments - Schedule of Long Term Investment (Details) - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Long Term Investment [Abstract]
Beginning balance		$ 12,190,534	$ 2,101,519
Addition of investments accounted for using the equity method		3,969,851	6,853,070
Addition of investments without readily determinable FVs		2,779,035	3,486,790
Proportionate share of the equity investee’s net (loss) income		31,076	(205,101)	$ (130,528)
Impairment loss of investments accounted for using the equity method	[1]	(234,677)
Impairment loss of investments without readily determinable fair values	[2]	(3,047,714)
Foreign currency translation adjustment		576,670	(45,744)
Ending balance		$ 16,264,775	$ 12,190,534	$ 2,101,519

[1]	The Company recognized an impairment loss of $234,677 for Shenzhen Star Cycling technology Co., LTD for the year ended September 30, 2024 in the Consolidated Statements of Operation.
[2]	The Company recognized an impairment loss of $3,040,113 and $7,601 for Chongqing Chenglu and Changzhou Huiyu for the year ended September 30, 2024 in the Consolidated Statements of Operation. There were no other downward adjustments (including impairment charges), or any upward adjustments recognized on equity investments without readily determinable fair value during any of the fiscal years presented.